Loans and Advances to Banks, Net - Changes in gross carrying amount and corresponding allowance for ECL (Details) - Individual [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		$ 1,012	$ 772
Net change on ECL allowances	[1]	(880)	259
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]		3
Amounts written off
Foreign exchange adjustments		(22)	(22)
Financial assets at end of period		110	1,012
Stage 1 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		937	772
Net change on ECL allowances	[1]	(832)	250
Transfer to Stage 1		26
Transfer to Stage 2		(27)	(63)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Amounts written off
Foreign exchange adjustments		(20)	(22)
Financial assets at end of period		84	937
Stage 2 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		75
Net change on ECL allowances	[1]	(48)	9
Transfer to Stage 1		(26)
Transfer to Stage 2		27	63
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]		3
Amounts written off
Foreign exchange adjustments		(2)
Financial assets at end of period		26	75
Stage 3 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period
Net change on ECL allowances	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		1,495,396	760,285
Net change on ECL allowances	[1]	(327,712)	748,184
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Amounts written off
Foreign exchange adjustments		(27,493)	(13,073)
Financial assets at end of period		1,140,191	1,495,396
Gross Carrying Amount [Member] | Stage 1 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		1,467,502	760,285
Net change on ECL allowances	[1]	(321,373)	746,808
Transfer to Stage 1		16,405
Transfer to Stage 2		(126,709)	(26,518)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments		(17,274)	(13,073)
Financial assets at end of period		1,018,551	1,467,502
Gross Carrying Amount [Member] | Stage 2 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		27,894
Net change on ECL allowances	[1]	(6,339)	1,376
Transfer to Stage 1		(16,405)
Transfer to Stage 2		126,709	26,518
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Amounts written off
Foreign exchange adjustments		(10,219)
Financial assets at end of period		121,640	27,894
Gross Carrying Amount [Member] | Stage 3 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period
Net change on ECL allowances	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets originated and assets repaid, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.